Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income available to common shareholders	$ 54,097	$ 52,962	$ 48,215
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and accretion	(4,589)	(4,654)	(11,294)
Provision for loan losses	6,988	4,054	6,848
Depreciation of premises and equipment	6,088	6,087	5,757
Deferred income tax expense	6,627	4,585	4,686
Net periodic employee benefit cost	836	500	903
Realized investment securities gains	(2,130)	(1,156)	(764)
Stock-based compensation expense	1,793	1,535	1,282
Increase in value of bank-owned life insurance	(3,374)	(3,069)	(3,211)
Originations of loans held for sale	(17,849)	(8,763)	(23,280)
Proceeds from loans held for sale	18,668	8,319	27,830
Gain on sale of loans	(367)	(187)	(608)
Gain (Loss) on Disposition of Business	(11,084)	0	0
Proceeds from Life Insurance Policies	571	0	0
Change in accrued interest receivable	(375)	40	1,220
Change in other assets	473	(8,262)	22,497
Change in other liabilities	(8,478)	1,363	(4,188)
Net Cash Provided by Operating Activities	47,895	53,354	75,893
Investing Activities
Proceeds from sales of securities available-for-sale	389	6,714	19,210
Proceeds from maturities and calls of securities available-for-sale	55,726	48,983	91,096
Proceeds from maturities and calls of securities held-to-maturity	13,191	6,501	10,223
Purchases of securities available-for-sale	(175,271)	(31,295)	(80,778)
Purchases of securities held-to-maturity	(10,392)	(10,226)	0
Net increase in loans	(100,130)	(43,714)	(83,962)
Purchases of premises and equipment	(3,014)	(2,323)	(7,476)
Gain (Loss) on Disposition of Property Plant Equipment	141	649	854
Proceeds from Divestiture of Businesses	15,250	0	0
Payments to Acquire Business, Net of Cash Acquired	20,030	0	(21,853)
Net Cash Used in Investing Activities	(184,080)	(24,711)	(72,686)
Financing Activities
Net increase in noninterest-bearing deposits	52,230	52,237	20,423
Net increase (decrease) in interest-bearing deposits	18,544	36,203	(26,450)
Net increase (decrease) in short-term borrowings	14,780	(2,867)	23,153
Purchases of treasury stock	(7,055)	(27,957)	0
Proceeds from Stock Options Exercised, net of tax benefit	2,979	580	3,427
Proceeds from Warrant Exercises	1,896	0	0
Dividends paid	(25,304)	(24,487)	(22,878)
Net Cash Provided by (Used in) Financing Activities	58,070	33,709	(2,325)
(Decrease) Increase in Cash and Cash Equivalents	(78,115)	62,352	882
Cash and cash equivalents at beginning of period	148,228	85,876	84,994
Cash and Cash Equivalents at End of Period	$ 70,113	$ 148,228	$ 85,876